Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Lease term expiration	2023-12			2024-01		2024-01
Aggregate tenant improvements of the premises	$ 1,000			$ 500		$ 500
Option to extend lease term	The lease terms provide for one five-year extension term with base rent calculated on a discounted then-market rate.			The lease terms provide for one five-year extension term with base rent calculated on the then-market rate.		The lease terms provide for one five-year extension term with base rent calculated on the then-market rate.
Letters of credit outstanding amount		$ 500		$ 500		$ 500
Aggregate tenant improvements of the premises, Unused	$ 100
Amount of security deposit	$ 100
Operating Leases, Rent Expense		500	$ 700	1,800	$ 2,200	2,900	$ 2,900
Deferred rent expense						1,800	2,000
Cost for guarantees and indemnities		0		0		0	$ 0
Future minimum rental payments due		10,282		$ 10,282		$ 12,514
Lease Agreements [Member]
Loss Contingencies [Line Items]
Lease term expiration				2021-08
Aggregate tenant improvements of the premises				$ 10,000
Option to extend lease term				MA, is subject to base rent of $0.3 million per month, plus its ratable share of taxes, maintenance and other operating expenses. Base rent is subject to a 3.0% annual increase over the 10-year lease term. In addition, the new lease provides an extension option for one additional five-year term at then-market rates and includes a tenant improvement allowance of $10.0 million.
Letters of credit outstanding amount		$ 2,000		$ 2,000
Lease agreement date				2020-09
Lessee operating lease description				No further consideration, rent or expenses are owed until the Company takes occupancy at the commencement date, which is currently anticipated to be in August 2021. Concurrent with the execution of the new lease, the existing lease was amended to expire 30 days following the commencement date of the new lease. Upon the commencement of the new lease, the Company will no longer be obligated to make future rent payments under the existing lease. If the new lease does not commence, the Company remains obligated to the existing lease.
Lessee operating lease discount rate		3.00%		3.00%
Operating lease liability		$ 300		$ 300
Forecast [Member]
Loss Contingencies [Line Items]
Future minimum rental payments due								$ 800	$ 800	$ 800	$ 200